ACCOUNTS RECEIVABLE, NET-THIRD PARTIES (Schedule of Accounts Receivable) (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES
Accounts receivables	¥ 4,828,118,154		¥ 5,584,548,167
Allowance for doubtful accounts	(293,359,875)		(318,197,517)
Accounts receivable, net - current	4,534,758,279	$ 694,982,112	5,266,350,650
Accounts receivables - non current	27,543,511		0
Allowance for doubtful accounts - non current	(1,138,553)		0
Accounts receivable, net - current - non current	26,404,958	$ 4,046,737	0
Amount of accounts receivable pledged as collateral for borrowings	¥ 628,310,891		¥ 1,200,492,957